UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2019

Item 1. Reports to Stockholders.

Infinity Q Diversified Alpha Fund

Semi-Annual Report to Shareholders

Consolidated Financial Statements

February 28, 2019 (Unaudited)

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the Infinity Q Diversified Alpha Fund will send a notice, either by mail or e-mail, each time an updated report is available on the Fund’s website (www.infinityqfunds.com)]. Investors enrolled in electronic delivery will receive the notices by e-mail, with links to the updated report and will not need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notices in the mail.

All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge.  Contact your financial intermediary to make this election, or direct investors can call 1-844-473-8631.

Infinity Q Diversified Alpha Fund

Semi-Annual Report to Shareholders

Consolidated Financial Statements

February 28, 2019 (Unaudited)

TABLE OF CONTENTS

Page

Expense Example	1

Consolidated Financial Statements

Consolidated Schedule of Investments	2 - 15

Consolidated Statement of Assets and Liabilities	16 - 17

Consolidated Statement of Operations	18

Consolidated Statement of Changes in Net Assets	19

Consolidated Financial Highlights	20 - 21

Notes to Consolidated Financial Statements	22 - 39

General Information	40

Privacy Notice	41

Infinity Q Diversified Alpha Fund
Expense Example
For the Period Ended February 28, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, dividend expense, and interest expense; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from September 1, 2018 to February 28, 2019 (the “Period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the Period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% Return Before Expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid During the Period

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD(1)
Infinity Q Diversified Alpha Fund – Investor Class
Actual Fund Return	$1,000.00	$1,020.80	2.22%	$11.12
Hypothetical 5% Return	$1,000.00	$1,027.78	2.22%	$11.16

Infinity Q Diversified Alpha Fund – Institutional Class
Actual Fund Return	$1,000.00	$1,022.30	1.97%	$9.88
Hypothetical 5% Return	$1,000.00	$1,030.29	1.97%	$9.92

(1)
Expenses are equal to each class’s annualized expense ratio of 2.22% for Investor Class and 1.97% for Institutional Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Period).

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments
February 28, 2019 (Unaudited)

COMMON STOCKS (1.8%)	Shares			Value

Health Care Technology
NantHealth, Inc. (a)	81,870			$56,081
UroGen Pharma Ltd. (a)	251,004			9,658,634
Total Health Care Technology				9,714,715

TOTAL COMMON STOCKS (Cost $9,733,454)				$9,714,715

EXCHANGE TRADED FUNDS (0.5%)
SPDR Gold Trust (a)	21,627			2,681,532
TOTAL EXCHANGE TRADED FUNDS (Cost $2,728,531)				$2,681,532

OPTIONS PURCHASED (2.4%) (a)
	Contracts		Notional
Call Options Purchased (0.8%)
iShares iBoxx High Yield Corporate Bond, Expires March 15, 2019 at $87.00	5,000		42,875,000 USD	5,000
iShares iBoxx High Yield Corporate Bond, Expires March 29, 2019 at $87.00	5,000		42,875,000 USD	17,500
S&P 500 Index, Expires December 18, 2020 at $3,600.00	1,100		306,293,900 USD	1,303,500
SPX Volatility Index, Expires March 19, 2019 at $19.00	14,000		20,692,000 USD	630,000
SPX Volatility Index, Expires March 19, 2019 at $29.00	14,000		20,692,000 USD	140,000
SX5E Dividend Points Index, Expires December 16, 2022 at $105.00	100,000		11,130,000 EUR	1,639,064
SX5E Index, Expires May 17, 2019 at $3,475.00	10,000		329,826,000 EUR	659,721
United States Natural Gas Fund LP, Expires April 18, 2019 at $30.00	9,500		23,493,500 USD	42,750
Total Call Options Purchased (Premiums paid $4,360,186)				4,437,535

Put Options Purchased (0.4%)
iPath B S&P 500 VIX Short-Term Futures ETN , Expires March 1, 2019 at $30.00	19,091		59,964,831 USD	95,455
iShares iBoxx High Yield Corporate Bond, Expires March 29, 2019 at $82.00	5,000		42,875,000 USD	30,000
S&P 500 Index, Expires March 1, 2019 at $2,720.00	1,200		334,138,800 USD	18,000
S&P 500 Index, Expires March 8, 2019 at $2,515.00	1,250		348,061,250 USD	56,250
S&P 500 Index, Expires March 8, 2019 at $2,665.00	1,250		348,061,250 USD	265,625
S&P 500 Index, Expires March 22, 2019 at $2,530.00	1,000		278,449,000 USD	302,500
S&P 500 Index, Expires March 22, 2019 at $2,680.00	1,000		278,449,000 USD	1,015,000
SX5E Index, Expires March 8, 2019 at $3,100.00	9,500		313,334,700 EUR	64,835
Total Put Options Purchased (Premiums paid $3,451,045)				1,847,665

			Notional /
		Counterparty	Vega Notional
Over the Counter Options Purchased (1.0%)
BRL Call / USD Put Digital Option, Expires April 17, 2019 at 3.6 BRL (b)	-	MS	60,000,000 USD	110,100
Dispersion Basket, 30% Volatility Strike, Expires December 20, 2019 (c) ^	-	MS	80,000,000 USD	794,160
Dispersion Basket, 9% Volatility Strike, Expires January 17, 2020 (c) ^	-	CITI	25,000,000 USD	421,675
S&P 500 Index Knock-Out Put, Expires March 15, 2019 at $2,500.00 (d)	350	BAML	97,457,150 USD	1,491
SX5E & EUR / USD Dual Digital Option, Expires December 20, 2019 (e)	-	DB	5,800,000 USD	412,200
SX5E Index Put, Expires June 18, 2021 at at $2,800.00 (f)	20,700	BAML	57,860,000 USD	1,234,602
SX5E Index Put, Expires June 18, 2021 at at $2,800.00 (f)	10,000	DB	28,000,000 USD	804,333
TRY Call / EUR Put Digital Option, Expires January 24, 2020 at 6.25 TRY	-	DB	2,000,000 EUR	305,150
USD / JPY & XAU / USD Dual Digital Option, Expires May 10, 2019 (g)	-	MS	3,000,000 USD	141,231
USD Call / CNH Put, Expires August 15, 2019 at 6.9 CNH (h)	-	MS	90,000,000 USD	235,710
USD Call / EUR Put Binary Option, Expires January 26, 2021 at 1.05 EUR	-	MS	5,000,000 EUR	490,451
USD Call / SAR Put Binary Option, Expires February 24, 2020 at 4.2 SAR	-	MS	5,000,000 USD	55,485
Total Over the Counter Options Purchased (Premiums paid $4,525,117)				5,006,588

Currency Options Purchased (0.2%)
EUR Call / CHF Put, Expires March 1, 2019 at 1.142 CHF	-	MS	100,000,000 EUR	569
JPY Call / USD Put, Expires March 4, 2019 at 110.50 JPY	-	MS	122,000,000 USD	25,376
USD Call / ILS Put, Expires May 1, 2019 at 3.60 ILS	-	MS	20,000,000 USD	221,140
USD Call / THB Put, Expires July 25, 2019 at 33.00 THB	-	DB	75,000,000 USD	292,575
USD Call / TWD Put, Expires June 18, 2019 at 30.50 TWD	-	DB	60,000,000 USD	725,100
Total Currency Options Purchased (Premiums paid $1,809,686)				1,264,760

TOTAL OPTIONS PURCHASED (Premiums paid $14,146,034)				$12,556,548

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2019 (Unaudited)
	Shares	Value
SHORT-TERM INVESTMENTS (65.8%)
Fidelity Investments Money Market Funds - Gvmt. Portfolio - Class I, 2.29% (i)	323,833,645	$323,833,645
STIT Invesco Government & Agency Portfolio - Institutional Class, 2.30% (i) (j)	26,233,095	26,233,095
TOTAL SHORT-TERM INVESTMENTS (Cost $350,066,740)		$350,066,740

TOTAL INVESTMENTS (70.5%) (Cost $376,674,759)		$375,019,535

OTHER ASSETS IN EXCESS OF LIABILITIES (29.5%)		157,159,935
TOTAL NET ASSETS (100.0%)		$532,179,470

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, CITI - Citigroup, DB - Deutsche Bank Securities, MS - Morgan Stanley

^ Inputs or methodology used in determining the value of these investments involve significant unobservable inputs. See Note 2.

(a) Non-income producing security.

(b) Option includes reverse knockout barrier at the BRL/USD exchange rate of 3.4. If exchange rate decreases below the barrier, the option becomes worthless.

(c) Terms and underlying basket components are listed on the following page.

(d)  Option includes a knock-out barrier at the S&P 500 Index price of $2,250. The option can no longer be exercised if the S&P 500 Index trades at or below this level during market hours on or before expiration.

(e) Payment from counterparty is received if the SX5E Index is below 3,050.00 and the EUR/USD exchange rate is at or below 1.11 at expiration.

(f) Forward volatility agreement on the Euro Stoxx 50 Index effective June 21, 2019. The premium paid will be determined based on the level of implied volatility for the June 18, 2021 option.

(g) Payment from counterparty is received if the USD/JPY exchange rate closes above 112.00 and the XAU/USD exchange rate closes above 1350.00 at expiration.

(h) Option includes reverse knockout barrier at the USD/CNH exchange rate of 7.3. If exchange rate increases above the barrier, the option becomes worthless.

(i) Rate quoted is seven-day yield at period end.

(j) Position held in the Subsidiary. See Notes.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2019 (Unaudited)

The following tables provide information on the underlying components of each option on dispersion basket. Underlying components are equally weighted. The payout will equal the notional amount multiplied by the average absolute difference between the return of each underlying security and the return of the basket in excess of the strike. If the average difference is less than the strike, the option will expire worthless.

Citi Dispersion Basket, 9% Volatility Strike, Expires January 17, 2020
Effective November 28, 2018 Notional: $25,000,000
	Initial Price Level
Security	at November 28, 2018

Bank of America Corp.	28.43	USD
Wells Fargo & Co.	54.35	USD
JPMorgan Chase & Co.	110.94	USD
Morgan Stanley	45.31	USD
The Goldman Sachs Group, Inc.	198.35	USD

Morgan Stanley Dispersion Basket, 30% Volatility Strike, Expires December 20, 2019
Effective January 10, 2018 Notional: $80,000,000
	Initial Price Level
Security	at January 10, 2018

Alphabet, Inc. - Class A	1110.14	USD
Analog Devices, Inc.	90.11	USD
Apple, Inc.	174.29	USD
Aptiv plc	90.46	USD
Bayerische Motoren Werke AG	89.40	EUR
BP plc	530.50	GBP
Continental AG	242.40	EUR
Daimler AG-REG	74.15	EUR
Ford Motor Co.	13.03	USD
General Motors Co.	43.00	USD
Hitachi Ltd.	917.50	JPY
Honda Motor Corp	4102.00	JPY
Infineon Technologies AG	24.57	EUR
Michelin	128.85	EUR
Nidec Corp	16865.00	JPY
Progressive Corp	55.68	USD
Renault SA	88.09	EUR
Royal Dutch Shell plc - Class A	2557.00	GBP
SKF AB - Class B	187.50	SEK
Tesla, Inc.	334.80	USD
The Allstate Corp	100.43	USD
The Goodyear Tire & Rubber Co.	33.47	USD
Toyota Motor Corp	7706.00	JPY
Umicore S.A.	43.62	EUR
Valeo S.A.	65.68	EUR
Volkswagen AG-PREF	178.20	EUR

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2019 (Unaudited)

SECURITIES SOLD SHORT (-0.1%)	Shares		Value

EXCHANGE TRADED FUND (-0.1%)
Invesco DB US Dollar Bullish Fund ETF (a)	(16,200)		$(415,368)
iShares iBoxx High Yield Corporate Bond ETF	(224,960)		(19,290,320)

TOTAL SECURITIES SOLD SHORT (Proceeds $19,364,178)			$(19,705,688)

WRITTEN OPTIONS (-1.9%)
	Contracts	Notional
Call Options Written (-0.5%)
iPath B S&P 500 VIX Short-Term Futures ETN , Expires June 21, 2019 at $32.00	(1,500)	(4,711,500) USD	(585,000)
iShares iBoxx High Yield Corporate Bond, Expires March 29, 2019 at $85.50	(5,000)	(42,875,000) USD	(222,500)
SPDR Gold Trust, Expires January 17, 2020 at $136.00	(2,000)	(24,798,000) USD	(469,000)
SPX Volatility Index, Expires March 19, 2019 at $24.00	(28,000)	(41,384,000) USD	(490,000)
SX5E Dividend Points Index, Expires December 16, 2022 at $115.00	(100,000)	(11,130,000) EUR	(991,856)
Total Call Options Written (Premiums received $2,632,188)			(2,758,356)

Put Options Written (-0.7%)
iShares iBoxx High Yield Corporate Bond, Expires March 29, 2019 at $85.50	(5,000)	(42,875,000) USD	(255,000)
S&P 500 Index, Expires March 1, 2019 at $2,670.00	(1,200)	(334,138,800) USD	(6,000)
S&P 500 Index, Expires March 8, 2019 at $2,575.00	(2,500)	(696,122,500) USD	(193,750)
S&P 500 Index, Expires March 22, 2019 at $2,590.00	(2,000)	(556,898,000) USD	(930,000)
S&P 500 Index, Expires December 20, 2019 at $2,650.00	(120)	(33,413,880) USD	(1,180,800)
SPDR Gold Trust, Expires January 17, 2020 at $116.00	(2,000)	(24,798,000) USD	(251,000)
SX5E Dividend Points Index, Expires December 16, 2022 at $90.00	(100,000)	(11,130,000) EUR	(436,781)
SX5E Index, Expires March 8, 2019 at $3,000.00	(9,500)	(313,334,700) EUR	(43,223)
United States Natural Gas Fund LP, Expires April 18, 2019 at $24.00	(9,500)	(23,493,500) USD	(498,750)
Total Put Options Written (Premiums received $5,153,661)			(3,795,304)
	Counterparty	Notional
Currency Options Written (-0.0%)
ILS Call / USD Put, Expires May 1, 2019 at 3.50 ILS	MS	(10,000,000) USD	(15,450)
USD Call / ILS Put, Expires May 1, 2019 at 3.90 ILS	MS	(20,000,000) USD	(1,160)
USD Call/ TWD Put, Expires June 18, 2019 at 32.50 TWD	DB	(60,000,000) USD	(31,200)
Total Currency Options Written (Premiums received $526,210)			(47,810)

Over the Counter Options Written (-0.7%)
EUR Call / USD Put Binary Option, Expires January 26, 2021 at 1.2 EUR	MS	(5,000,000) EUR	(3,232,182)
USD Put / THB Call, Expires July 25, 2019 at 31.5 THB	DB	(1,250,000) USD	(600,826)
USD Put / TWD Call Digital Option, Expires June 18, 2019 at 30.00 TWD	DB	(750,000) USD	(114,059)
Total Over the Counter Options Written (Premiums received $4,393,206)			(3,947,067)

TOTAL WRITTEN OPTIONS (Premiums received $12,705,265)			$(10,548,537)

Counterparty abbreviation: MS - Morgan Stanley, DB - Deutsche Bank Securities

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2019 (Unaudited)

FORWARD CURRENCY CONTRACTS (0.1%) (a)

			Delivered				Received	Unrealized
Settlement	Currency		Currency Value ($)		Currency		Currency Value ($)	Appreciation /
Date	Delivered		February 28, 2019		Received		February 28, 2019	(Depreciation)
12/20/2019	38,888,000	OMR	$100,394,992		100,000,000	USD	$100,000,000	$(394,992)

FUTURES CONTRACTS (b)								Value & Unrealized
						Contracts	Notional ($)	Depreciation
Natural Gas Futures Apr 2019						(350)	(9,842,000)	(123,877)

CREDIT DEFAULT SWAP CONTRACTS

Counterparty	Buy / Sell Protection	Reference Entity (c)	Rate Paid / (Received) by the Fund	Payment Frequency	Termination Date	Notional	Fair Value	Up Front Premium Paid / (Received)	Unrealized Gain / (Loss)
BAML	Buy	CDX EM 25	1.00%	Quarterly	6/20/2021	$19,000,000	(88,411)	$663,381	$(751,792)
MS	Buy	NJ STATE	1.00%	Quarterly	6/20/2023	7,000,000	(128,538)	(71,754)	(56,784)
MS	Buy	S KOREA	1.00%	Quarterly	9/20/2020	10,000,000	(155,418)	(60,787)	(94,631)

TOTAL OF CREDIT DEFAULT SWAP CONTRACTS							$(372,367)	$530,840	$(903,207)

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, MS - Morgan Stanley

(a) Morgan Stanley was the counterparty of all forward currency contracts held at February 28, 2019.

(b) Position held in Subsidiary.

(c) The following is a description of each reference entity:

CDX EM 25 − CDX Emerging Markets S25 1.00% June 20, 2021 NJ STATE − State of New Jersey 5.250% July 1, 2019 S KOREA − Republic of Korea 7.125% April 16, 2019

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2019 (Unaudited)

TOTAL RETURN SWAP CONTRACTS
		Rate Paid / (Received)	Payment	Termination			Unrealized
Counterparty	Reference Entity (a)	by the Fund	Frequency	Date	Notional		Gain / (Loss)
BAML	MLBX4SX6 (b)	2.00%	Monthly	6/14/2019	19,533,248	USD	$ -
BAML	MLBX4SX6 (b)	1.40%	Monthly	3/13/2020	36,730,440	USD	-
BAML	MLBX5HC1 (b)	-	Monthly	3/13/2020	23,559,646	USD	-
BAML	MLBX5HC1 (b)	-	Monthly	3/20/2020	21,417,860	USD	-
SG	SGBVWEPH	0.38%	Quarterly	3/29/2019	45,500,000	EUR	532,842
SG	SGI US Gravity Index	0.50%	Monthly	3/10/2020	32,000,000	USD	20,211
SG	Wildcat Ludician 2 USD ER Index	0.50%	Monthly	7/3/2019	16,000,000	USD	854,681

TOTAL OF TOTAL RETURN SWAP CONTRACTS							$ 1,407,734

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, SG - Societe Generale

(a) The tables on the following pages provide information on the underlying components of each total return swap contract.

(b) Position held in Subsidiary. See Notes.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2019 (Unaudited)

MLBX4SX6, MLBX5HC1 - Merrill Lynch Wildcat Commodity Relative Value Indices employ commodity relative value strategies using commodity futures across agriculture, energy, industrial metals, precious metals, and livestock.

Swap Reference Entity:	MLBX4SX6			Swap Reference Entity:	MLBX5HC1
			% of Total				% of Total
Underlying Instrument	Quantity	Value	Basket Value ^	Underlying Instrument	Quantity	Value	Basket Value ^
WTI Crude Futures Jun 2019	257	$14,926,705	5.1%	WTI Crude Futures Jul 2019	(331)	$(19,337,236)	5.0%
WTI Crude Futures May 2019	(258)	(14,852,345)	5.1%	WTI Crude Futures Sep 2019	327	19,324,423	5.0%
Brent Crude Futures Jul 2019	212	14,015,543	4.8%	Natural Gas Futures Jul 2019	(653)	(19,005,549)	4.9%
Brent Crude Futures May 2019	(210)	(13,957,486)	4.8%	Natural Gas Futures Sep 2019	651	18,939,839	4.9%
Natural Gas Futures Sep 2019	479	13,951,839	4.8%	Brent Crude Futures Sep 2019	271	17,937,022	4.7%
Natural Gas Futures May 2019	(477)	(13,447,342)	4.6%	Brent Crude Futures May 2019	(270)	(17,880,882)	4.7%
LME Copper Futures Jun 2019	82	13,306,325	4.6%	Copper Futures Sep 2019	240	17,715,540	4.6%
LME Copper Futures May 2019	(81)	(13,232,785)	4.5%	Copper Futures Jul 2019	(240)	(17,712,360)	4.6%
Soybean Futures May 2019	(214)	(9,752,498)	3.3%	Soybean Futures Nov 2019	271	12,807,601	3.3%
Soybean Futures Jul 2019	210	9,684,652	3.3%	Soybean Futures Jul 2019	(276)	(12,768,501)	3.3%
Corn Futures May 2019	(507)	(9,392,833)	3.2%	Corn Futures Sep 2019	641	12,342,625	3.2%
Corn Futures Jul 2019	489	9,279,915	3.2%	Corn Futures Jul 2019	(647)	(12,280,050)	3.2%
LME Pri Alum Futures Jun 2019	155	7,406,679	2.5%	LME Pri Alum Futures Sep 2019	205	9,956,631	2.6%
LME Pri Alum Futures May 2019	(154)	(7,337,984)	2.5%	LME Pri Alum Futures Jul 2019	(207)	(9,956,523)	2.6%
Live Cattle Futures Aug 2019	154	7,144,836	2.5%	Live Cattle Futures Apr 2019	(182)	(9,444,802)	2.5%
Live Cattle Futures Apr 2019	(136)	(7,086,330)	2.4%	Live Cattle Futures Aug 2019	202	9,386,603	2.5%
LME Zinc Futures Jun 2019	85	5,921,980	2.0%	LME Zinc Futures Jul 2019	(117)	(8,043,565)	2.1%
LME Zinc Futures May 2019	(84)	(5,869,077)	2.0%	LME Zinc Futures Sep 2019	117	8,030,905	2.1%
Soybean Oil Futures Aug 2019	294	5,428,261	1.9%	Soybean Oil Futures Dec 2019	383	7,178,968	1.9%
Sugar #11 Futures (World) Oct 2019	360	5,419,792	1.9%	Soybean Oil Futures Jul 2019	(391)	(7,172,578)	1.9%
Soybean Oil Futures May 2019	(298)	(5,412,617)	1.9%	Soybean Meal Futures Dec 2019	222	7,032,831	1.8%
Soybean Meal Futures May 2019	(176)	(5,374,322)	1.8%	Soybean Meal Futures Jul 2019	(227)	(7,032,830)	1.8%
Soybean Meal Futures Jul 2019	172	5,343,915	1.8%	Sugar #11 Futures (World) Oct 2019	462	6,950,552	1.8%
LME Nickel Futures Jun 2019	67	5,240,927	1.8%	Sugar #11 Futures (World) Jul 2019	(475)	(6,927,496)	1.8%
LME Nickel Futures May 2019	(67)	(5,214,567)	1.8%	LME Nickel Futures Jul 2019	(87)	(6,840,904)	1.8%
Sugar #11 Futures (World) May 2019	(363)	(5,198,456)	1.8%	LME Nickel Futures Sep 2019	87	6,839,812	1.8%
Low Sulphur Gasoil Futures Jun 2019	80	4,931,823	1.7%	Low Sulphur Gasoil Futures Jul 2019	(102)	(6,304,124)	1.6%
Gasoline Rbob Futures May 2019	(66)	(4,916,902)	1.7%	Low Sulphur Gasoil Futures Sep 2019	102	6,303,410	1.6%
Low Sulphur Gasoil Futures May 2019	(79)	(4,899,386)	1.7%	Wheat Futures (CBT) Sep 2019	255	6,067,227	1.6%
Wheat Futures (CBT) Dec 2019	189	4,660,006	1.6%	Wheat Futures (CBT) Jul 2019	(259)	(6,044,152)	1.6%
Wheat Futures (CBT) May 2019	(200)	(4,589,624)	1.6%	Gasoline RBOB Futures Jul 2019	(73)	(5,442,808)	1.4%
Gasoline RBOB Futures Jun 2019	58	4,272,828	1.5%	Gasoline RBOB Futures Sep 2019	75	5,441,111	1.4%
NY Harbor ULSD Futures Jun 2019	48	4,095,797	1.4%	NY Harbor ULSD Futures Sep 2019	61	5,237,383	1.4%
NY Harbor ULSD Futures May 2019	(48)	(4,051,113)	1.4%	NY Harbor ULSD Futures Jul 2019	(62)	(5,236,488)	1.4%
Coffee 'C' Futures Sep 2019	101	3,929,604	1.4%	Coffee 'C' Futures Sep 2019	132	5,160,547	1.3%
Coffee 'C' Futures May 2019	(106)	(3,902,407)	1.3%	Coffee 'C' Futures Jul 2019	(136)	(5,155,087)	1.3%
Lean Hogs Futures Aug 2019	99	3,106,924	1.1%	Lean Hogs Futures Aug 2019	125	3,916,749	1.0%
Lean Hogs Futures Apr 2019	(123)	(2,743,628)	0.9%	Lean Hogs Futures Apr 2019	(169)	(3,774,683)	1.0%
Cotton No.2 Futures May 2019	(64)	(2,335,156)	0.8%	Cotton No.2 Futures Jul 2019	(87)	(3,205,636)	0.8%
Cotton No.2 Futures Jul 2019	62	2,311,281	0.8%	Cotton No.2 Futures Dec 2019	87	3,190,393	0.8%
KC HRW Wheat Futures May 2019	(85)	(1,879,115)	0.6%	KC HRW Wheat Futures Sep 2019	108	2,512,337	0.7%
KC HRW Wheat Futures Dec 2019	78	1,878,680	0.6%	KC HRW Wheat Futures Jul 2019	(111)	(2,508,658)	0.7%
				Lean Hogs Future Jun 2019	(2)	(71,787)	0.0%
		$812,339	100.0%	Lean Hogs Future Jul 2019	(1)	(17,512)	0.0%
				Live Cattle Futures Jun 2019	0 *	15,293	0.0%
				Brent Crude Futures Jul 2019	0 *	12,036	0.0%

						$135,627	100.0%

^ Presented as percentage of absolute value.

* Amount held in basket is less than one contract.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2019 (Unaudited)

Swap Reference Entity:	SGBVWEPH *

SGBVWEPH Index aims to generate positive performance by trading constituents of the STOXX Europe 600 Price Index on a market neutral basis.

			% of Total
Underlying Instrument	Quantity	Value	Basket Value ^
OMXS30 IND FUTURE Mar 2019	(297)	$ (46,641,155)	2.2%
Segro Plc	66,042	43,653,895	2.0%
Evraz Plc	76,851	43,390,345	2.0%
WM Morrison Supermarkets plc	184,528	42,459,820	2.0%
Admiral Group plc	16,223	35,399,274	1.7%
Anglo American plc	17,482	35,024,330	1.6%
Bunzl plc	14,235	33,780,376	1.6%
BHP Group plc	18,521	32,337,379	1.5%
Rightmove plc	65,907	31,773,757	1.5%
Spirax-Sarco Engineering plc	4,744	31,621,436	1.5%
Diageo plc	10,683	31,125,414	1.5%
Victrex plc	12,600	29,559,013	1.4%
Relx plc	16,942	29,292,574	1.4%
Rio Tinto plc	6,552	28,409,541	1.3%
Glencore plc	92,661	28,164,449	1.3%
Croda International plc	5,836	28,076,077	1.3%
Unilever plc	6,811	27,297,361	1.3%
Smith & Nephew plc	18,654	26,796,315	1.3%
Intertek Group plc	5,223	26,562,257	1.3%
Direct Line Insurance Group	72,299	25,789,211	1.2%
Halma plc	16,381	25,455,682	1.2%
Legal & General Group plc	90,664	25,440,396	1.2%
The Sage Group plc	(38,388)	(25,374,499)	1.2%
International Consolidated Airlines Group SA	40,714	24,387,746	1.1%
Howden Joinery Group plc	47,713	23,508,152	1.1%
J Sainsbury plc	99,241	22,726,185	1.1%
Pearson plc	26,665	22,558,261	1.1%
Tullow Oil plc	101,287	22,333,726	1.1%
Hays plc	137,248	20,861,689	1.0%
Centrica plc	167,173	20,813,016	1.0%
HSBC Holdings plc	33,749	20,684,532	1.0%
Vodafone Group plc	(153,570)	(20,621,384)	1.0%
Carnival plc	(4,713)	(19,871,074)	0.9%
Ferguson plc	3,806	19,868,847	0.9%
Derwent London plc	6,035	19,710,522	0.9%
Great Portland Estates plc	25,842	19,686,071	0.9%
Polymetal International plc	22,671	19,646,289	0.9%
Associated British Foods plc	(8,592)	(19,272,563)	0.9%
Burberry Group plc	9,921	18,745,518	0.9%
BP plc	34,253	18,304,890	0.9%
Persimmon plc	7,519	18,294,023	0.9%
Experian plc	9,052	17,774,143	0.8%
Intercontinental Hotels Group plc	3,917	17,663,521	0.8%
Auto Trader Group plc	36,276	17,256,344	0.8%
Next plc	3,339	16,989,544	0.8%
Reckitt Benckiser Group plc	(2,942)	(16,963,971)	0.8%
DCC plc	(2,539)	(16,568,710)	0.8%
Hargreaves Lansdown plc	9,021	15,714,900	0.8%
Capita plc	(124,411)	(15,426,926)	0.7%
Rotork plc	53,199	15,135,019	0.7%
Other Underlying Index Components *		78,791,572	40.9%

		$ 972,123,130	100.0%

* Largest 50 underlying components by market value at February 28, 2019 are listed.

^ Presented as percentage of absolute value.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2019 (Unaudited)

Swap Reference Entity:	SGI US Gravity Index

SGI US Gravity Index aims to generate positive performance from potential mean-reversion patterns in the levels of the S&P 500 index using futures on the index.

			% of Total
Underlying Instrument	Quantity	Value	Basket Value ^
S&P 500 Futures Mar 2019	1	$ 547,200	100.0%

Swap Reference Entity:	Wildcat Ludician 2 USD ER Index

Wildcat Ludician 2 USD ER Index aims to generate positive performance from trading VIX Index futures.

			% of Total
Underlying Instrument	Quantity	Value	Basket Value ^
CBOE VIX Futures Mar 2019	(349)	$ (5,438,493)	63.3%
CBOE VIX Futures Apr 2019	(194)	(3,155,769)	36.7%

		$ (8,594,262)	100.0%
^ Presented as percentage of absolute value.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2019 (Unaudited)

CORRELATION SWAP CONTRACTS ^
		Correlation	Effective	Termination	Vega	Unrealized
Counterparty	Underlying Positions (a)	Strike	Date	Date	Notional	Gain / (Loss)
CITI	SX5E & EUR/GBP FX	-29.00%	1/2/2019	12/18/2020	25,000 EUR	$ 191,819
CITI	SX5E & EUR/GBP FX	-30.00%	1/8/2019	12/17/2021	25,000 EUR	302,428
CITI	SX5E & EUR/GBP FX	-32.00%	4/26/2017	12/20/2019	50,000 EUR	765,086
CITI	SX5E & EUR/KRW FX	-48.00%	1/2/2019	12/18/2020	50,000 EUR	627,144
CITI	SX5E & EUR/KRW FX	-55.00%	4/26/2018	12/24/2019	33,000 EUR	1,009,753
CITI	SX5E & EUR/USD FX	-22.00%	2/28/2019	12/16/2022	50,000 EUR	-
CITI	SX5E & EUR/USD FX	-24.50%	2/16/2018	12/20/2019	50,000 EUR	907,979
CITI	SX5E & EUR/USD FX	-27.00%	3/23/2018	12/20/2019	40,000 EUR	907,617
CS	SX5E & EUR/USD FX	-20.00%	1/22/2019	12/18/2020	25,000 USD	220,505
DB	EUR/CNH FX & USD/CNH FX	34.50%	10/22/2018	10/21/2019	(25,000) USD	283,940
DB	EUR/CNH FX & USD/CNH FX	35.00%	2/1/2019	2/3/2020	(37,500) USD	428,001
DB	EUR/GBP FX & USD/GBP FX	73.00%	12/5/2018	12/5/2019	(60,000) USD	973,877
DB	SX5E & EUR/USD FX	-20.00%	10/2/2018	12/18/2020	25,000 USD	1,003,395
DB	SX5E & EUR/USD FX	-21.00%	2/28/2019	12/17/2021	25,000 USD	-
DB	SX5E & EUR/USD FX	-21.50%	10/30/2018	12/18/2020	25,000 USD	201,133
DB	USD/KRW FX & EUR/KRW FX	61.00%	1/8/2019	7/7/2020	(30,000) USD	311,439
MS	SX5E & SPX	76.50%	1/18/2019	12/17/2021	(50,000) USD	350,273
MS	SX5E & EUR/GBP FX	-25.00%	1/31/2018	12/18/2020	30,000 EUR	223,203
MS	SX5E & EUR/GBP FX	-30.50%	4/30/2018	12/20/2019	33,000 EUR	561,399
MS	SX5E & EUR/JPY FX	7.00%	1/5/2017	12/20/2019	25,000 EUR	836,202
MS	SX5E & EUR/USD FX	-29.00%	10/6/2017	12/20/2019	30,000 EUR	718,104
MS	USD/KRW FX & EUR/KRW FX	59.00%	9/6/2018	9/8/2020	(105,000) USD	1,508,639
MS	USD/KRW FX & EUR/KRW FX	61.75%	7/12/2018	7/14/2020	(95,000) USD	1,999,246
SG	SX5E & EUR/USD FX	-28.00%	4/3/2018	6/19/2020	50,000 EUR	904,956
SG	SX5E & EUR/KRW FX	-48.00%	3/7/2018	9/20/2019	35,000 EUR	755,002

TOTAL OF CORRELATION SWAP CONTRACTS						$ 15,991,140

DISPERSION SWAP CONTRACT ^
			Effective	Termination	Vega	Unrealized
Counterparty	Reference Entity (b)		Date	Date	Notional	Gain / (Loss)
CITI	SX5E Custom Basket		6/14/2018	12/20/2019	500,000 EUR	$ 3,510,912

Counterparty abbreviations: CITI - Citigroup, CS - Credit Suisse, DB - Deutsche Bank, MS - Morgan Stanley, SG - Societe Generale

Reference entity abbreviation: SX5E - Euro Stoxx 50 Index, SPX - S&P 500 Index

^ Inputs or methodology used in determining the value of these investments involve significant unobservable inputs. See Note 2.

(a)  Payment to or from counterparty is based on the realized correlation between each pair of underlying positions listed in each swap's description from effective date until termination date. Payment occurs at termination date.

(b) The table on the following page provides information on the underlying components of the dispersion swap contract. Payment occurs at termination date.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2019 (Unaudited)

Citgroup SX5E Custom Basket
Effective date: June 14, 2018 Termination Date: December 20, 2019

Swap has two legs. The first leg's underlying reference is the SX5E Index. The second leg references a basket of underlying securities listed below. Payment to or from Citigroup is based on the comparative variance of the underlying components of each leg.

	Volatility	Vega
Underlying Security	Strike (GBP)	Notional

SX5E Index	18.31%	(500,000)	EUR
Crédit Agricole SA	23.26	25,000	EUR
Allianz SE-Reg	20.12	25,000	EUR
Bank of America Corp.	24.80	28,571	USD
Julius Baer Group Ltd.	24.12	28,918	CHF
Banco Bilbao Vizcaya Argentaria SA	26.37	25,000	EUR
BNP Paribas SA	23.00	25,000	EUR
Muenchener Rueckver AG-Reg	19.88	25,000	EUR
Continental AG	23.92	25,000	EUR
AXA SA	21.73	25,000	EUR
Credit Suisse Group AG	25.30	28,918	CHF
Societe Generale SA	24.55	25,000	EUR
The Goldman Sachs Group Inc.	24.40	28,571	USD
ING Groep NV	23.53	25,000	EUR
Morgan Stanley	25.90	28,571	USD
Novartis AG-Reg	17.73	28,918	CHF
Renault SA	24.14	25,000	EUR
Roche Holding AG	16.55	28,918	CHF
Banco Santander SA	26.27	25,000	EUR
UBS Group AG	21.81	28,918	CHF
Peugeot SA	28.19	25,000	EUR

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2019 (Unaudited)

VARIANCE SWAP CONTRACTS *
		Volatility or	Effective	Termination	Vega	Unrealized
Counterparty	Swap Type & Reference Entity	Correlation Strike #	Date	Date	Notional	Gain / (Loss)
BAML	NKY Up Variance Swap (a) ^	21.65%	2/17/2017	12/11/2020	56,375,000 JPY	$ (593,871)
BAML	RTY Variance Swap	21.70%	10/16/2018	12/20/2019	(300,000) USD	266,833
BAML	SPX / SPX Knock-Out Variance Swap (b) ^	18.20% and 20.70%	2/28/2019	12/20/2019	250,000 USD	-
BAML	SPX Variance Swap	20.90%	2/17/2017	12/18/2020	(500,000) USD	1,914,313
BAML	SPX / SPX Up Variance Swap (c) ^	21.00% and 18.05%	1/15/2019	12/18/2020	500,000 USD	(469,407)
BAML	SX5E Up / SX5E Variance Swap (d) ^	17.25% and 21.75%	1/15/2019	12/18/2020	262,000 EUR	879,034
CITI	SX5E Up Variance Swap (e) ^	17.40%	2/7/2019	12/17/2021	400,000 EUR	994,499
CITI	SX5E Variance Swap	17.50%	2/7/2019	12/17/2021	(400,000) EUR	(323,119)
CS	SPX Up Variance Swap (f) ^	12.50%	10/9/2018	6/21/2019	400,000 USD	1,774,480
CS	SPX Down Variance Swap (g) ^	19.50%	10/9/2018	6/21/2019	(400,000) USD	26,068
CS	SX7E Variance Swap	27.15%	2/28/2019	2/20/2019	(250,000) EUR	-
DB	EUR / HUF Volatility Swap	6.90%	9/5/2018	3/5/2019	200,000 EUR	(585,061)
DB	EUR / USD Volatility Swap	6.50%	2/8/2019	5/9/2019	600,000 USD	(566,048)
DB	EUR / USD Volatility Swap	7.18%	1/9/2019	7/9/2019	600,000 USD	(779,582)
DB	EUR / USD Volatility Swap	7.50%	9/13/2018	3/14/2019	1,000,000 USD	(1,142,600)
DB	GBP / USD Volatility Swap	10.85%	2/14/2019	2/17/2021	(250,000) USD	536,807
DB	HSCEI / SPX Variance Swap (h) ^	20.00% and 22.90%	6/28/2018	12/30/2020	150,000 USD	432,111
DB	HSCEI Up Variance Swap (i) ^	22.40%	6/25/2018	6/29/2020	250,000 USD	344,107
DB	KOSPI / SPX Variance Swap (j) ^	17.75% and 21.95%	12/18/2018	12/10/2020	250,000 USD	1,193,342
DB	KOSPI / SPX Variance Swap (k) ^	16.90% and 19.70%	10/19/2018	12/10/2020	250,000 USD	623,058
DB	NOK / SEK Volatility Swap	6.75%	2/14/2019	2/17/2021	2,126,500 NOK	20,009
DB	RTY Variance Swap	18.67%	2/12/2019	6/21/2019	(320,000) USD	366,314
DB	USD / JPY Volatility Swap (l) ^	7.30%	1/20/2019	1/20/2021	500,000 USD	359,436
DB	USD / TRY Volatility Swap	21.00%	12/4/2018	6/7/2019	80,000 USD	(468,919)
DB	USD / TRY Volatility Swap	22.90%	10/18/2018	4/18/2019	150,000 USD	(993,925)
MS	FTSE 100 Volatility Swap	13.90%	2/21/2019	5/17/2019	220,000 GBP	97,646
MS	SX5E / SPX Variance Swap (m) ^	18.21%	2/14/2019	12/18/2020	400,000 USD	136,925
MS	SX5E Up Variance Swap (n) ^	17.05%	10/26/2018	12/17/2021	300,000 EUR	1,100,286
MS	SX5E Up Variance Swap (o) ^	18.10%	2/26/2018	12/20/2019	300,000 EUR	(515,614)
MS	SX5E Variance Swap	18.15%	2/27/2018	12/20/2019	(300,000) EUR	1,141,070
MS	SX5E Variance Swap (p) ^	18.28%	3/29/2018	12/18/2020	300,000 EUR	(33,149)
MS	SX5E Volatility Swap	17.75%	10/26/2018	12/17/2021	(300,000) EUR	(147,172)
MS	SX5E / SPX Variance Swap Agreement (q) ^	20.55% and 22.20%	6/1/2018	12/18/2020	450,000 USD	1,193,420
MS	SX5E / SPX Variance Swap Agreement (r) ^	0.00% and 0.00%	3/13/2018	12/20/2019	600,000 USD	4,187,183
MS	USD / CAD Volatility Swap	6.55%	2/12/2019	5/10/2019	620,000 USD	(244,241)
MS	USD / CAD Volatility Swap	7.60%	9/5/2018	3/5/2019	250,000 USD	(233,230)
SG	AS51 Variance Swap	14.51%	9/13/2018	3/21/2019	(420,000) AUD	734,806
SG	HSI Up Variance Swap (s) ^	18.85%	7/21/2017	12/20/2019	600,000 USD	1,164,253
SG	HSI Variance Swap	24.30%	2/7/2018	12/30/2019	(3,510,000) HKD	2,651,878
SG	KOSPI / SPX Corridor Variance Swap (t) ^	15.90% and 18.05%	10/10/2018	12/18/2020	250,000 USD	484,577
SG	KOSPI Variance Swap	19.35%	10/31/2018	12/10/2020	456,000,000 KRW	208,627
SG	SX5E Up Variance Swap (u) ^	18.50%	2/15/2019	12/17/2021	250,000 EUR	336,673
SG	SX5E Volatility Swap	18.60%	2/15/2019	12/17/2021	(250,000) EUR	125,288
SG	SX5E Variance Swap	23.95%	4/7/2017	12/18/2020	(325,000) EUR	2,375,591

TOTAL OF VARIANCE SWAP CONTRACTS						$ 18,572,696

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, CITI - Citigroup, CS - Credit Suisse, DB - Deutsche Bank, MS - Morgan Stanley, SG - Societe Generale

Reference entity abbreviations: AS51 - S&P / ASX 200 Index, FTSE 100 - Financial Times Stock Exchange 100 Index, HSI - Hang Seng Index,
	HSCEI - Hang Seng China Enterprises Index, KOSPI - KOSPI 200 Index, NKY - Nikkei 225 Index,
	RTY - Russell 2000 Index, SPX - S&P 500 Index, SX5E - Euro Stoxx 50 Index, SX7E - Euro Stoxx Banks Index
^ Inputs or methodology used in determining the value of these investments involve significant unobservable inputs. See Note 2.

* Payment is based on variance or volatility realized during the observation period. Payment is made at termination date.

# If two strikes listed, first strike is for long leg and second rate is short leg of agreement.

(a) Payment from counterparty is based on the volatility of the Nikkei 225 Index until the maturity date while the index price remains above 9,615.

(b) Spread trade consists of a long variance leg and a short variance leg. The short leg includes a knock out level at 2840.18. If the closing level of the SPX Index is above the knock out level, the swap automatically terminates.

(c) Spread trade consists of a long variance leg and a short variance leg. The short leg is a variance swap with daily change in the SPX Index only included if the daily closing value is higher than 1818.

(d) Spread trade consists of a long variance leg and a short variance leg. The long leg is a variance swap with daily change in the SX5E Index only included if the daily closing value is higher than 2143.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2019 (Unaudited)

(e) Change in underlying index is only included if current and prior day closing levels are above 1,575,38.

(f) Payment from counterparty is based on the volatility of the SPX Index until the maturity date while the index price remains above 2,736.32.

(g) Payment from counterparty is based on the volatility of the SPX Index until the maturity date while the index price remains below 3,024.36.

(h) Spread trade consists of one long variance leg and one short variance leg. The long leg is a corridor variance swap with changes in the HSCEI Index only included if closing level is between 7,607.91 and 11,955.29. The short leg is a corridor variance swap with changes in the SPX Index only included if the closing level of the
HSCEI Index is between 7,607.91 and 11,955.29.

(i) Change in the underlying index is only included if current and prior closing levels are above 7,846.23.

(j) Spread trade consists of a long variance leg and a short variance leg. The long leg is a corridor variance swap with changes in the KOSPI Index only included if closing level is between 185.85 and 292.05.

(k) Spread trade consists of a long variance leg and a short variance leg. The long leg is a corridor variance swap with changes in the KOSPI Index only included if closing level is between 195.041 and 306.493. The short leg is a corridor variance swap with changes in the SPX Index only included if the closing level of the
KOSPI Index is between 195.041 and 306.493.

(l) Swap includes leverage and knock out terms. If final realized volatility is less than 7.3%, notional doubles to $1,000,000. If final realized volatility is greater than 12.3%, contract becomes worthless.

(m) The Geometric Variance Swap is long variance on the SPX Index and SX5E Index and short variance on a geometric basket of these two indices.

(n) Change in underlying index is only included if current and prior day closing levels are greater than 1,567.45.

(o) Change in underlying index is only included if current and prior day closing levels are above 2,077.908.

(p) Change in underlying index is only included if current and prior day closing levels are above 2,016.90.

(q) The spread trade consists of one long variance leg and one short variance leg. The long leg is a corridor variance swap with changes in the SX5E Index only included if current and prior close is between 2,072.12 and 3,453.54. The short leg is corridor variance swap with changes in the SPX Index only included if current and prior close of the SX5E Index is between 2,072.12 and 3,453.54.

(r) The spread trade consists of one long variance leg and one short variance leg. The long leg is a variance swap with the daily changes of the SPX Index only included if the current value of the SX5E Index is less than 2,514.04. The short leg is a variance swap with daily change of the SX5E Index only included if the current value is less than 1,698.68.

(s) Change in underlying index is only included if current and prior day closing levels are above 18,694.263.

(t) The spread trade consists of a long variance and a short variance leg. The long leg is a corridor variance swap with changes in the KOSPI Index only included if closing level is between 201 and 316. The short leg is a corridor variance swap with changes in the SPX Index only included if the closing level of the KOSPI Index is between 201 and 316.

(u) Change in underlying index is only included if current and prior day closing levels are greater than 1,620.625.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Consolidated Statement of Assets and Liabilities

February 28, 2019 (Unaudited)

ASSETS

Investments, at value (cost $376,674,759)	$375,019,535
Cash collateral for derivative instruments	111,406,314
Deposits at brokers for futures	768,494
Premiums paid for swap contracts	663,381
Unrealized appreciation on swap contracts	46,578,420
Receivables:
Receivable for investments and derivatives sold	41,020,806
Receivable for Fund shares sold	2,666,891
Investment interest receivable	608,502
Prepaid expenses	22,948

Total Assets	578,755,291

LIABILITIES

Securities sold short, at value (proceeds $19,364,178)	19,705,688
Written options, at value (premiums received $12,705,265)	10,548,537
Foreign currency due to bank, at value (cost $624,578)	621,141
Premiums received from swap contracts	132,541
Unrealized depreciation on swap contracts	7,999,145
Unrealized depreciation on forward currency contracts	394,992
Payables:
Deposits payable to brokers	1,026,399
Payable for investments and derivatives purchased	4,959,946
Payable for Fund shares redeemed	308,531
Due to Adviser	679,684
Distribution fees - Investor Shares (see Note 4)	11,462
Accrued expenses and other liabilities	187,755

Total Liabilities	46,575,821

NET ASSETS	$532,179,470

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Consolidated Statement of Assets and Liabilities (continued)

February 28, 2019 (Unaudited)

COMPONENTS OF NET ASSETS

Paid in capital	$501,256,338
Total distributable earnings	30,923,132

Total Net Assets	$532,179,470

Investor Shares

Net assets applicable to shares outstanding	$27,702,040
Shares outstanding (unlimited shares authorized with $0.01 par value)	2,390,130

Net asset value, offering and redemption price* per share	$11.59

Institutional Shares

Net assets applicable to shares outstanding	$504,477,430
Shares outstanding (unlimited shares authorized with $0.01 par value)	43,158,207

Net asset value, offering and redemption price* per share	$11.69

*	Redemption price per share of Investor Shares or Institutional Shares is NAV reduced by 1.00% if shares are held for 60 days or less

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Consolidated Statement of Operations

For the Six Months Ended February 28, 2019 (Unaudited)

INVESTMENT INCOME

Interest income	$2,666,952
Dividend income	87,342

Total Investment Income	2,754,294

EXPENSES

Management fees	3,282,647
Administration fees	175,412
Shareholder servicing fees	156,543
Transfer agent fees	53,972
Audit fees	37,154
Distribution fees (see Note 4)	30,493
Registration fees	22,104
Interest expense	19,662
Broker fees (a)	18,763
Legal fees	18,373
Custody fees	16,909
Printing expense	13,109
Compliance fees	6,319
Trustee fees	5,792
Dividend expense	4,469
Other expenses	6,631

Total Expenses	3,868,352
Less: Expenses waived, net (Note 3)	(31,476)

Net Expenses	3,836,876

Net Investment Loss	(1,082,582)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on:
Investments	(13,527,775)
Securities sold short	674,769
Written options	17,421,005
Forward currency contracts	14,665
Swap contracts	(10,160,347)
Foreign currency transactions	874,849
Net realized loss	(4,702,834)

Change in unrealized appreciation / (depreciation) on:
Investments	(1,723,820)
Securities sold short	(341,510)
Written options	334,552
Foreign currency	1,886
Forward currency contracts	(397,659)
Futures contracts	(123,877)
Swap contracts	16,224,568
Translation of assets and liabilites denominated in foreign currency	(69,477)
Net change in appreciation	13,904,663

Net realized and unrealized gain on investments	9,201,829
Net increase in net assets resulting from operations	$8,119,247

(a)	Includes administrative and stock borrowing fees

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Consolidated Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2019	Year Ended
	(Unaudited)	August 31, 2018
FROM OPERATIONS

Net investment loss	$(1,082,582)	$(2,800,952)
Net realized gain (loss) on investments, securities sold short, swap contracts,
written options, forward currency contracts, and foreign currency	(4,702,834)	27,883,589
Change in unrealized appreciation / depreciation on investments, securities sold short, swap contracts, written options, futures and
forward currency contracts, and foreign currency	13,904,663	(3,002,483)

Net increase in net assets resulting from operations	8,119,247	22,080,154

DISTRIBUTIONS TO SHAREHOLDERS

From net realized gain:
Investor shares	(352,854)	-
Institutional shares	(5,253,746)	-

Decrease in net assets from distributions	(5,606,600)	-

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold:
Investor shares	10,683,640	12,857,877
Institutional shares	251,248,629	134,449,820

Proceeds from shares reinvested:
Investor shares	336,449	-
Institutional shares	4,481,001	-

Cost of shares redeemed: *
Investor shares	(8,935,566)	(4,877,869)
Institutional shares	(30,636,823)	(25,127,376)

Net increase in net assets from capital share transactions	227,177,330	117,302,452

Net increase in net assets	229,689,977	139,382,606

NET ASSETS

Beginning of Period	302,489,493	163,106,887
End of Period	$532,179,470	$302,489,493	^

Investor Shares

Shares sold	919,449	1,157,096
Shares issued on reinvestment of distributions	29,565	-
Shares redeemed	(776,835)	(448,619)

Net increase in shares outstanding	172,179	708,477

Institutional Shares

Shares sold	21,569,917	11,959,859
Shares issued on reinvestment of distributions	390,671	-
Shares redeemed	(2,632,928)	(2,278,830)

Net increase in shares outstanding	19,327,660	9,681,029

*	Net of redemption fees.
^	Includes accumulated undistributed net investment loss of $(395,879).

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Consolidated Financial Highlights

Investor Shares
For a share outstanding throughout each period presented

	Six Months Ended					Period
	February 28, 2019		Year Ended	Year Ended	Year Ended	September 30, 2014*
	(Unaudited)		August 31, 2018	August 31, 2017	August 31, 2016	to August 31, 2015

Net asset value, beginning of period	$11.54		$10.37	$9.86	$10.11	$10.00

Income/(loss) from investment operations:

Net investment loss (1)	(0.05)		(0.18)	(0.23)	(0.22)	(0.21)
Net realized and unrealized gain on investments	0.29		1.35	0.96	0.16	0.46

Total from investment operations	0.24		1.17	0.73	(0.06)	0.25

Less distributions:

From net investment income	-		-	(0.22)	-	-
From net realized gains	(0.19)		-	-	(0.19)	(0.14)

Total distributions	(0.19)		-	(0.22)	(0.19)	(0.14)

Redemption fee proceeds (1)	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	-

Net asset value, end of period	$11.59		$11.54	$10.37	$9.86	$10.11

Total return (3)	2.08%	(4)	11.28%	7.56%	-0.59%	2.62%	(4)

Net assets, end of period (in thousands)	$27,702		$25,588	$15,658	$9,189	$185

Ratio of expenses to average net assets:

Before fees waived (6)	2.31%	(5)	2.58%	2.78%	2.66%	2.76%	(5)
After fees waived (6)	2.22%	(5)	2.40%	2.61%	2.43%	2.38%	(5)

Ratio of net investment loss to average net assets:

Before fees waived (7)	-0.91%	(5)	-1.80%	-2.38%	-2.49%	-2.71%	(5)
After fees waived (7)	-0.82%	(5)	-1.62%	-2.22%	-2.25%	-2.33%	(5)

Portfolio turnover rate (8)	61%	(4)	8%	65%	62%	195%	(4)

*	Commencement of operations

(1)	Per share amounts are calculated using average shares method.

(2)	Amount represents less than $0.01 per share.

(3)	Performance reported does not reflect sales charges. Effective December 31, 2015, the class no longer has an initial sales charge.

(4)	Not annualized

(5)	Annualized

(6)
The ratios of expenses to average net assets include dividends and interest on short positions and brokerage expenses. For the periods ended August 31, 2015,  August 31, 2016, August 31, 2017, August 31, 2018, and February 28, 2019, excluding dividends and interest on short positions and brokerage expenses, the ratios of expenses to average net assets, before fees waived/reimbursed by the Adviser, were 2.63%, 2.43%, 2.37%, 2.39% and 2.29%, respectively. Excluding dividends and interest on short positions and brokerage expenses, the ratios of expenses to average net assets, after fees waived/reimbursed by the Adviser, were 2.25%, 2.20%, 2.20%, 2.20%, and 2.20%, respectively.

(7)
The ratios of net investment loss to average net assets include dividends and interest on short positions and brokerage expenses. For the periods ended August 31, 2015, August 31, 2016, August 31, 2017, August 31, 2018, and February 28, 2019, excluding dividends and interest on short positions and brokerage expenses, the ratios of net investment loss to average net assets, before fees waived/reimbursed by the Adviser, were -2.58%, -2.26%, -1.97%, -1.60%, and -0.89% respectively. Excluding dividends and interest on short positions and brokerage expenses, the ratios of net investment loss to average net assets, after fees waived/reimbursed by the Adviser, were -2.20%, -2.02%, -1.81%, -1.42%, and -0.80%, respectively.

(8)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Consolidated Financial Highlights

Institutional Shares
For a share outstanding throughout each period presented

	Six Months Ended								Period
	February 28, 2019		Year Ended		Year Ended		Year Ended		September 30, 2014 *
	(Unaudited)		August 31, 2018		August 31, 2017		August 31, 2016		to August 31, 2015

Net asset value, beginning of period	$11.62		$10.42		$9.90		$10.14		$10.00

Income/(loss) from investment operations:

Net investment loss (1)	(0.03)		(0.15)		(0.20)		(0.20)		(0.19)
Net realized and unrealized gain on investments	0.29		1.35		0.96		0.15		0.47

Total from investment operations	0.26		1.20		0.76		(0.05)		0.28

Less distributions:

From net investment income	-		-		(0.24)		-		-
From net realized gains	(0.19)		-		-		(0.19)		(0.14)

Total distributions	(0.19)		-		(0.24)		(0.19)		(0.14)

Redemption fee proceeds (1)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	-

Net asset value, end of period	$11.69		$11.62		$10.42		$9.90		$10.14

Total return	2.23%	(3)	11.52%		7.88%		-0.48%		2.93%	(3)

Net assets, end of period (in thousands)	$504,477		$276,901		$147,449		$132,462		$60,328

Ratio of expenses to average net assets:

Before fees waived (5)	1.98%	(4)	2.25%		2.42%		2.30%		2.49%	(4)
After fees waived (5)	1.97%	(4)	2.15%		2.34%		2.14%		2.17%	(4)

Ratio of net investment loss to average net assets:

Before fees waived (6)	-0.55%	(4)	-1.46%		-2.02%		-2.13%		-2.45%	(4)
After fees waived (6)	-0.54%	(4)	-1.36%		-1.95%		-1.97%		-2.13%	(4)

Portfolio turnover rate (7)	61%	(3)	8%		65%		62%		195%	(3)

*	Commencement of operations

(1)	Per share amounts are calculated using average shares method.

(2)	Amount represents less than $0.01 per share.

(3)	Not annualized

(4)	Annualized

(5)
The ratios of expenses to average net assets include dividends and interest on short positions and brokerage expenses. For the periods ended August 31, 2015, August 31, 2016, August 31, 2017, August 31, 2018 and February 28, 2019, excluding dividends and interest on short positions and brokerage expenses, the ratios of expenses to average net assets, before fees waived/reimbursed by the Adviser, were 2.34%, 2.10%, 2.03%, 2.05%, and 1.96%, respectively. Excluding dividends and interest on short positions and brokerage expenses, the ratios of expenses to average net assets, after fees waived/reimbursed by the Adviser, were 2.02%, 1.95%, 1.95%, 1.95% and 1.95%, respectively.

(6)
The ratios of net investment loss to average net assets include dividends and interest on short positions and brokerage expenses. For the periods ended August 31, 2015, August 31, 2016, August 31, 2017, August 31, 2018 and February 28, 2019, excluding dividends and interest on short positions and brokerage expenses, the ratios of net investment loss to average net assets, before fees waived/reimbursed by the Adviser, were -2.30%, -1.94%, -1.63%, -1.26%, and -0.53%, respectively.  Excluding dividends and interest on short positions and brokerage expenses, the ratios of net investment loss to average net assets, after fees waived/reimbursed by the Adviser, were -1.98%,  -1.79%, -1.56%, -1.16%, and -0.52%, respectively.

(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2019 (Unaudited)

Note 1 – Organization

Infinity Q Diversified Alpha Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Infinity Q Capital Management LLC (the “Adviser”) serves as the investment manager to the Fund.

The Fund seeks to generate positive absolute returns. The Fund’s objective is not fundamental, and may be changed without shareholder approval. The Fund commenced operations on September 30, 2014. The Fund currently offers two share classes, Investor Class and Institutional Class. Each class of shares represents an equal interest in the Fund, except that they have different expenses, which reflects the difference in the range of services provided to them. Income, expenses (other than those attributable to a specific class), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

In order to achieve its investment objective, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Cayman Islands subsidiary, the Infinity Q Commodity Fund Ltd. (the “Subsidiary”). The Subsidiary acts as an investment vehicle in order to enter into certain investments for the Fund consistent with its investment objectives and policies specified in the Prospectus and Statement of Additional Information. At February 28, 2019, the Fund’s investment in the Subsidiary represented approximately 6.4% of the Fund’s net assets.

The results of the operations of the Subsidiary were as follows:

Net investment gain	$194,688
Net realized gain	4,837,010
Net change in unrealized appreciation (depreciation)	-
Net increase in net assets resulting from Operations	$5,031,698

The Consolidated Financial Statements of the Fund include the investment activity and financial statements of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Because the Fund may invest a substantial portion of its assets in the Subsidiary, the Fund may be considered to be investing indirectly in some of those investments through the Subsidiary. For that reason, references to the Fund may also include its Subsidiary. The Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures, as the Fund when viewed on a consolidated basis. The Fund and its Subsidiary are each a “commodity pool” under the U.S. Commodity Exchange Act, and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and its Subsidiary under CFTC and the U.S. Securities and Exchange Commission (the “SEC”) harmonized regulations.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2019 (Unaudited)

At February 28, 2019, the investments held in the Subsidiary were swap and futures contracts, for which the absolute notional amount was $111,083,194, and a money market investment as included in the Consolidated Schedule of Investments. At February 28, 2019, the unrealized losses in the Subsidiary totaled $123,877. The Subsidiary holds cash and cash equivalents as collateral on the swap and futures contracts.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

(a) Securities Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of the Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2019 (Unaudited)

Short-term investments classified as money market instruments are valued at net asset value price. These investments are categorized as Level 1 of the fair value hierarchy.

Other financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by the Adviser or a pricing service using model pricing tailored to the type of security held. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.

The liquidity of individual options is dynamic and changes as a function of the market environment for the underlying security. The Fund values exchange traded options at mean price. For currency and barrier options, valuation models are employed using available market data. These option positions are categorized as Level 2 in the fair value hierarchy.

Credit Default Swaps (CDS) are valued using the ISDA Standard Upfront Model and available market data. These positions are categorized as Level 2 in the fair value hierarchy.

The Fund makes investments in various types of volatility and variance swaps. The Adviser deems vanilla volatility and variance swaps as Level 2 positions and corridor variance swaps as Level 3 positions in the fair value hierarchy. The Fund uses a pricing service to model price the variance swap trades. The pricing service uses quotes from brokers to estimate implied volatility levels as an input to these models. A significant change in implied volatility could have a significant impact on the value of a position.

The Fund makes dispersion investments using volatility and variance swaps and options on dispersion. The Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. The Adviser uses model pricing to calculate the fair volatility level for each leg of the dispersion trade. The Adviser uses quotes from a pricing service and brokers to estimate implied volatility levels as an input to these models. A significant change in implied volatility could have a significant impact on the value of a position, and depending on the direction of the change, could either increase or decrease a position’s value.

The Fund makes cross-asset correlation investments using correlation and covariance swaps. The Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. The Adviser uses a third party calculation agent to value these positions. The local volatility model is used to calculate the fair correlation level for correlation swaps. Quotes from a pricing service are used to estimate the implied correlation levels as an input to these models. A significant change in implied volatility could have a significant impact on the value of a position, and depending on the direction of the change, could either increase or decrease a position’s value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2019 (Unaudited)

The following is a summary of the fair values of the Fund’s consolidated investments in each investment type as of February 28, 2019:

	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stocks	$9,714,715	$-	$-	$9,714,715
Exchange Traded Funds	2,681,532	-	-	2,681,532
Purchased Options	-	11,340,713	1,215,835	12,556,548
Short-Term Investments	350,066,740	-	-	350,066,740
Total Assets	362,462,987	11,340,713	1,215,835	375,019,535

Liabilities
Securities Sold Short	(19,705,688)	-	-	(19,705,688)
	$342,757,299	11,340,713	1,215,835	355,313,847
	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments *
Written Options	$-	$(10,548,537)	$-	$(10,548,537)
Forward Currency Contracts	-	(394,992)	-	(394,992)
Futures Contract	(123,877)	-	-	(123,877)
Credit Default Swaps	-	(903,207)	-	(903,207)
Total Return Swap Contracts	-	1,407,734	-	1,407,734
Correlation Swap Contracts	-	-	15,991,140	15,991,140
Dispersion Swap Contract	-	-	3,510,912	3,510,912
Variance Swap Contracts	-	4,955,285	13,617,411	18,572,696
Total	$(123,877)	$(5,483,717)	$33,119,463	$27,511,869

* Other financial instruments are derivative instruments, including swap contracts, foreign currency contracts, futures contracts and written options. Total return swap contracts, credit default swap contracts, other swap contracts, forward currency contracts and future contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2019 (Unaudited)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.
	Investments*	Other Financial Instruments
Balance at August 31, 2018	$903,760	$10,185,190
Purchased	375,000	-
Sale Proceeds	-	(5,079,056)
Realized Gain (Loss)	-	5,079,056
Change in unrealized appreciation/depreciation	(62,925)	22,934,273
Balance at February 28, 2019	$1,215,835	$10,185,190
Change in unrealized appreciation/depreciation for Level 3 instruments held at February 28, 2019	$(62,925)	$33,119,463

*Investments include purchased options.

(b) Securities Sold Short

The Fund is engaged in selling securities short, which obligates it to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

(c) Derivatives

The Fund utilizes derivatives in its investment strategies. The Fund’s primary strategies are as follows: Volatility, Equity Long Short, Relative Value, and Global Macro. The Fund implements these strategies by investing either directly in, or through swaps and options on, a broad range of instruments, including, but not limited to, equities, bonds, currencies, commodities, master limited partnerships, credit derivatives, convertible securities, futures, forwards, options and swaps.

The following provides more information on specific types of derivatives and activity in the Fund. The use of derivative instruments by the Fund for the period ended February 28, 2019 was related to the use of swap contracts, purchased and written options, option agreements, futures, and forward foreign currency contracts.

Swap Agreements – The Fund invests in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or portfolio of assets (such as a single security, combination or “basket” of securities, or an index). The value of the Fund’s swap positions increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures. The Fund also makes investments in other swaps, including variance, dispersion, and correlation swaps. These swaps have strike prices for the underlying volatility or correlation of an index, basket, or foreign exchange rate, and the Fund realizes a gain or loss based on the realized value during the observation period relative to the strike price for the respective swap type.

Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss on a swap contract may exceed the amount recorded as an asset or liability on the Consolidated Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under a contract’s terms and the possible lack of liquidity with respect to the contracts.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2019 (Unaudited)

The Fund also enters into credit default swap agreements, credit default index swap agreements and similar agreements as a protection “seller” or as a “buyer” of credit protection.  The credit default swap agreement or similar instruments may have as reference obligations one or more securities that are not held by the Fund.  The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” a periodic stream of payments over the term of the agreement, provided generally that no credit event on a reference obligation has occurred. In addition, at the inception of the agreement, the protection “buyer” may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract.  If a credit event occurs, an auction process is used to determine the “recovery value” of the contract.  The seller then must pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. For credit default index swaps, the settlement payment for a constituent’s credit event is scaled down to the weighting in the index.

As a seller of protection, the Fund generally receives a fixed rate of income throughout the term of the swap provided that there is no credit event. In addition, at the inception of the agreement, the Fund may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract.  If a credit event occurs, the Fund will be generally obligated to pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. Credit default swaps could result in losses if the Adviser does not correctly evaluate the creditworthiness of the underlying instrument on which the credit default swap is based.  Additionally, if the Fund is a seller of a credit default swap and a credit event occurs, the Fund could suffer significant losses. As of February 28, 2019, the Fund had outstanding swap contracts as listed on the Consolidated Schedule of Investments.

Options Contracts – The Fund may write call and put options on securities, derivative instruments, or currencies. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Written options which are closed or exercised will result in a gain if the closing transaction is less than the premium received. The Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable price change in the underlying position. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2019 (Unaudited)

The Fund may also purchase put and call options. The Fund pays a premium which is included in the Consolidated Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Purchasing options will result in a gain if the closing transaction is more than the premium paid.

The Fund both purchased and wrote options contracts during the period ended February 28, 2019. The Fund had outstanding purchased and written option contracts as listed on the Consolidated Schedule of Investments as of February 28, 2019.

Forward and Futures Contracts – The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

The Fund entered into forward currency and futures contracts during the year ended February 28, 2019. The Fund had outstanding forward currency and futures contracts outstanding as listed on the Consolidated Schedule of Investments as of February 28, 2019.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2019 (Unaudited)

Derivative Investment Holdings Categorized by Risk Exposure - The following table sets forth the fair value and the location in the Consolidated Statement of Assets and Liabilities of the Fund’s derivative contracts by primary risk exposure as of February 28, 2019:
Consolidated Statement of Assets and Liabilities Location

Assets
	Investments *	Unrealized Appreciation on Forward Currency Contracts	Unrealized Appreciation on Futures **	Unrealized Appreciation on Swap Contracts **
Commodity Contracts	$42,750 314,021	$-	$-	$-
Currency Contracts	2,602,887	-	-	-
Equity Contracts	7,777,121	-	-	553,053
Interest Contracts	52,500	-	-	-
Volatility Contracts	2,081,290	-	-	46,025,367
Total	$12,556,548	$-	$-	$46,578,420

Liabilities
	Written Options	Unrealized Depreciation on Forward Currency Contracts	Unrealized Depreciation on Futures **	Unrealized Depreciation on Swap Contracts **
Commodity Contracts	$(1,218,750)	$-	$(123,877)	$-
Credit Contracts	-	-	-	(903,207)
Currency Contracts	(3,994,877)	(394,992)	-	-
Equity Contracts	(3,782,410)	-	-	-
Interest Contracts	(477,500)	-	-	-
Volatility Contracts	(1,075,000)	-	-	(7,095,938)
Total	$(10,548,537)	$(394,992)	$(123,877)	$(7,999,145)

* Investments include purchased options.

** Includes cumulative appreciation/depreciation as shown in the Schedule of Investments.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2019 (Unaudited)

The following tables set forth the Fund’s realized and unrealized gain / (loss), as reflected in the Consolidated Statement of Operations, by primary risk exposure and by type of derivative contract for the period ended February 28, 2019:

Amount of Realized Gain / (Loss) on Derivatives

Risk Exposure Category	Investments*	Swap Contracts	Written Options	Currency Contracts	Total
Commodity Contracts	$(220,303)	$4,837,010	$162,546	$-	$4,779,253
Credit Contracts	-	(249,922)	-	-	(249,922)
Currency Contracts	1,395,635	-	56,997	14,665	1,467,297
Equity Contracts	(7,727,384)	(10,767,520)	10,867,098	-	(7,627,806)
Interest Contracts	(84,663)	-	316,182	-	231,519
Volatility Contracts	(5,726,447)	(3,979,915)	6,018,182	-	(3,688,180)
Total	$(12,363,162)	$(10,160,347)	$17,421,005	$14,665	$(5,087,839)

Change in Unrealized Gain / (Loss) on Derivatives

Risk Exposure Category	Investments*	Swap Contracts	Written Options	Currency Contracts	Futures Contracts	Total
Commodity Contracts	$(487,850)	$-	$(590,978)	$-	$(123,877)	$(1,202,705)
Credit Contracts	-	(209,158)	-	-	-	(209,158)
Currency Contracts	(675,059)	-	691,536	(397,659)	-	(381,182)
Equity Contracts	936,014	(411,228)	1,218,151	-	-	1,742,937
Interest Contracts	(38,060)	-	17,105	-	-	(20,955)
Volatility Contracts	399,368	16,844,954	(1,001,262)	-	-	16,243,060
Total	$134,413	$16,224,568	$334,552	$(397,659)	$(123,877)	$16,171,997

* Investments include purchased options.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2019 (Unaudited)

The following table shows the average volume of derivative activity for the Fund during the year ended February 28, 2019:

Derivative Type	Unit of Measure	Average Volume
Credit default swaps	Notional Amount	$36,000,000
Total return swaps and other swaps	Notional Amount	$226,116,265
Purchased options	Contracts	109,806
Purchased options	Notional Amount	$113,400,000
Purchased option currency contracts	Principal Amount	$324,809,404
Written options	Contracts	(96,923)
Written option currency contracts	Principal Amount	$(111,308,605)
Forward currency contracts	Notional Amount	$107,148,381

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. Certain of the Fund’s Master Netting Arrangements establish provisions, including minimum levels of net assets in the Fund or Subsidiary, limits regarding the decline in net assets over specific time periods, or failure to deliver required payments or collateral, that allow the counterparty to terminate any derivative contracts under the respective agreement and request immediate payment or pay any amounts due the Fund.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2019 (Unaudited)

As of February 28, 2019, the Fund held the following derivative instruments that were subject to offsetting on the Consolidated Statement of Assets and Liabilities:

Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Offsetting Derivative Position	Cash Collateral Pledged (Received)(1)	Net Amount
Assets:

Investments*
Bank of America Merrill Lynch	$1,236,093	$-	$1,236,093	$-	$-	$1,236,093
Citigroup	421,675	-	421,675	-	-	421,675
Deutsche Bank	2,539,358	-	2,539,358	(746,085)	-	1,793,273
Morgan Stanley	2,074,222	-	2,074,222	(2,074,222)	-	-
Societe Generale	1,639,064	-	1,639,064	(1,428,637)	-	210,427
UBS	4,646,136	-	4,646,136	(4,646,136)	-	-

Total Return Swaps
Societe Generale	1,407,734	-	1,407,734	-	-	1,407,734

Other Swaps
Bank of America Merrill Lynch	3,060,180	-	3,060,180	(1,063,278)	-	1,996,902
Citigroup	9,217,237	-	9,217,237	(323,119)	-	8,894,118
Credit Suisse	2,021,053	-	2,021,053	-	-	2,021,053
Deutsche Bank	7,076,969	-	7,076,969	(4,536,135)	-	2,540,834
Morgan Stanley	14,053,596	-	14,053,596	(1,173,406)	-	12,880,190
Societe Generale	9,741,651	-	9,741,651	-	-	9,741,651

	$59,134,968	$-	$59,134,968	$(15,991,018)	$-	$43,143,950

(1)	Any over-collateralization of total financial instruments or cash is not shown.

* Includes purchased options.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2019 (Unaudited)

Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Offsetting Derivative Position	Cash Collateral Pledged (Received) (1)	Net Amount
Liabilities:

Credit Default Swaps
Bank of America Merrill Lynch	$(751,792)	$-	$(751,792)	$-	$751,792	$-
Morgan Stanley	(151,415)	-	(151,415)	-	151,415	-

Forward Contracts
Morgan Stanley	(394,992)	-	(394,992)	-	394,992	-

Futures Contracts
UBS	(123,877)	-	(123,877)	-	123,877	-

Written Options
Deutsche Bank	(746,085)	-	(746,085)	746,085	-	-
Morgan Stanley	(3,248,792)	-	(3,248,792)	2,074,222	1,174,570	-
Societe Generale	(1,428,637)	-	(1,428,637)	1,428,637	-	-
UBS	(5,125,023)	-	(5,125,023)	4,646,136	478,887	-

Other Swaps
Bank of America Merrill Lynch	(1,063,278)	-	(1,063,278)	1,063,278	-	-
Citigroup	(323,119)	-	(323,119)	323,119	-	-
Deutsche Bank	(4,536,135)	-	(4,536,135)	4,536,135	-	-
Morgan Stanley	(1,173,406)	-	(1,173,406)	1,173,406	-	-

	$(19,066,551)	$-	$(19,066,551)	$15,991,018	$3,075,533	$-

(1)	Any over-collateralization of total financial instruments or cash is not shown.

(d) Federal Income Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2019 (Unaudited)

The Fund is required to evaluate tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended February 28, 2019, the Fund did not have a liability for any unrecognized tax benefits. As of February 28, 2019, the tax years ended August 31, 2016, August 31, 2017 and August 31, 2018 are subject to examination. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income and net realized gains from investment transactions, if any, will be distributed annually. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(g) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(h) Security Transactions and Investment Income

The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the specific identification method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2019 (Unaudited)

(i) Restricted Cash & Deposits with Broker

At August 31, 2018, the Fund held restricted cash in connection with investments with certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected on the Consolidated Statement of Assets and Liabilities as cash collateral for derivative instruments. On August 31, 2018, the Fund had pledged the following amounts as collateral for open currency contracts, swap contracts, and written options:

Counterparty	Amount Pledged
Bank of America Merrill Lynch	$ 15,122,440
Citigroup	8,036,656
Credit Suisse	2,998,500
Deutsche Bank	13,620,000
Morgan Stanley	37,070,000
Societe Generale	12,570,000
UBS	21,988,718
$ 111,406,314

At February 28, 2019, the Fund had a payable balance of $1,026,399 to Citigroup for derivatives transactions as reflected on the Consolidated Statement of Assets and Liabilities.

Note 3 – Investment Management Agreement and Other Transactions with Affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.70%. Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Fund for expenses in excess of 1.95% and 2.20% of average daily net assets for Institutional Class shares and Investor Class shares, respectively, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and expense relating to short sales, borrowing costs, and brokers’ commissions, and other charges relating to the purchase and sale of the Fund’s portfolio securities. The Adviser (without the approval of the Board of Trustees) is entitled to recoup the amounts provided for in the fee waiver and reimbursement agreement during the trailing three years, provided that the total operating expenses of the Fund, including the recoupment, do not exceed the established cap on expenses for that year. The adviser has recaptured $6,118 of previously waived expenses in the Institutional Class as economies of scale were realized during the period ended February 28, 2019.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2019 (Unaudited)

At February 28, 2019, the amounts available for recoupment by the Adviser by year are as follows:

Expiration	Investor Class	Institutional Class	Total
August 31, 2019	$10,845	$106,640	$117,485
August 31, 2020	19,019	108,154	127,173
August 31, 2021	35,322	181,259	216,581
August 31, 2022	10,746	26,848	37,594
	$75,932	$422,901	$498,833

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator and transfer agent.  U.S. Bank, N.A. serves as the Fund’s custodian. Quasar Distributors, LLC, an affiliate of Fund Services, acts as the Fund’s distributor and principal underwriter. The Fund incurred the following expenses for the period ended February 28, 2019:

Administration	$175,412
Transfer Agency	53,972
Custody	16,909
Compliance	6,319

At February 28, 2019, the Fund had payables due to Fund Services as follows:

Administration	$66,695
Transfer Agency	15,306
Custody	3,201
Compliance	2,443

The Independent Trustees were paid $5,792 for their services and reimbursement of travel expenses during the period ended February 28, 2019. No compensation is paid to the Interested Trustee or officers of the Trust.

Note 4 – Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 for the Fund’s Investor Class shares (the “Plan”) that allows the Fund to pay fees for the sale, distribution and servicing of its Investor Class shares. The Plan provides for a distribution and servicing fee of up to 0.25% of the Investor Class shares’ average daily net assets. The Fund paid $30,493 in distribution fees for the period ended February 28, 2019.

Third party distribution and servicing expenses may be paid directly by the Fund or through the Adviser in its administrative role for purposes of facilitating and monitoring payments under the Plan.

Quasar acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is paid for its services by the Adviser out of the fees received under the Plan and may be paid out of the Adviser’s own resources.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2019 (Unaudited)

Note 5 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of February 28, 2019, Charles Schwab & Company, Inc. held approximately 59% and 39%, in aggregate for the benefit of others, of the outstanding Investor Class and Institutional Class shares of the Fund, respectively.

Note 6 – Investment Transactions

Purchases and sales of investment securities (excluding swap contracts, options, and other short-term investments) for the Fund for the period ended February 28, 2019, were $424,802,622 and $245,897,015, respectively.

Note 7 – Tax Information and Distributions to Shareholders

The tax character of distributions paid during the period ended February 28, 2019 and the year ended August 31, 2018 were as follows:

	Period Ended February 28, 2019	Year Ended August 31, 2018
Distributions Paid From:
Ordinary Income	$-	$-
Short-Term Capital Gains	1,302,059	-
Long-Term Capital Gains	4,304,541	-
Total Distributions Paid	$5,606,600	$-

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2019 (Unaudited)

As of August 31, 2018, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Investments	Written Options	Forward Currencies	Forward Currency Contracts	Swap Contracts	Total
Tax Cost of Investments	$208,251,605	$1,997,627	$263,424	$-	$395,879	$210,908,535
Unrealized Appreciation	3,867,874	274,583	3,844	2,667	33,027,954	37,176,922
Unrealized Depreciation	(2,851,311)	(450,034)	(2,293)	-	(11,069,126)	(14,372,764)
Net Unrealized Appreciation (Depreciation)	1,016,563	(175,451)	1,551	2,667	21,958,828	22,804,158
Undistributed Ordinary Income	1,301,848	-	-	-	-	1,301,848
Undistributed Long-term Capital Gains	4,304,479	-	-	-	-	4,304,479
Total Accumulated Gain/(Loss)	6,622,890	(175,451)	1,551	2,667	21,958,828	28,410,485

U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related to holdings in derivative investments and the investment in the Subsidiary. These classifications have no effect on net assets or net asset value per share. For the year ended August 31, 2018, the following table shows the reclassifications made:

Total Accumulated Earnings (Loss)	Paid in Capital
$ 117,079	$ (117,079)

At August 31, 2018, the Fund had no capital loss carryforwards, which would reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At August 31, 2018, the Fund did not defer on a tax basis, any post-October or late-year losses.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2019 (Unaudited)

Note 8 – Underlying Investment in Other Investment Companies

The Fund currently invests a portion of its assets in Fidelity Institutional Money Market Portfolio - Class I (“Fidelity”). The performance of the Fund may be directly affected by the performance of Fidelity. Fidelity is registered under the 1940 Act as an open-ended management investment company. Fidelity invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Fidelity also invests more than 25% of its total assets in the financial services industries. The financial statements of Fidelity, including the portfolio of investments, can be found at the Security and Exchange Commission’s website and should be read in conjunction with the Fund’s financial statements. As of February 28, 2019, approximately 61.0% of the Fund’s net assets were invested in Fidelity.

Note 9 – Subsequent Events

Management has evaluated events and transactions that occurred subsequent to February 28, 2019 through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Note 10 – New Accounting Pronouncements

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. The Fund has adopted certain portions of the disclosure changes, and management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements.

General Information

Infinity Q Diversified Alpha Fund
February 28, 2019 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at 1-844-IQFUND1 or on the EDGAR Database on the SEC’s website at www.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov.

 QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund files its complete portfolio schedule with the Securities and Exchange Commission (SEC) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Fund’s Form N-Qs are available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room. For information about the operation of the Public Reference Room, please call 1-800-SEC-0330.

 QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended August 31, 2018, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Infinity Q Diversified Alpha Fund                 0.00%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2018 was as follows:

Infinity Q Diversified Alpha Fund                 0.00%

Privacy Notice

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Infinity Q Capital Management, LLC
888 7th Avenue, Suite 3700
New York, NY 10106

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
EisnerAmper LLP
750 Third Avenue
New York, NY 10017

Legal Counsel
Morgan, Lewis & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable to semi-annual reports.

(2)	Certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)
 Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date  May 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date   May 9, 2019

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer

Date   May 9, 2019